Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingencies
27	Commitments and contingencies
(a)	Capital commitments

Capital expenditures contracted for are analyzed as follows:

	As of December 31,
	2020	2021
Contracted but not provided for
Leasehold improvements	151	-

(b)	Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2021 the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.